Received SEC
MAY 27 2010
Washington, DC 20549

NASDAQ® THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

[redacted]

William Slattery
Vice President
Listing Qualifications

10012570

CERTNAS
001-34641

By Facsimile and First Class Mail

May 27, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on February 24, 2010 The Nasdaq Stock Market (the "Exchange") received from Furiex Pharmaceuticals, Inc. (the "Registrant") a copy of the Registrant's application on Form 10- 12(b) for the registration of the following security:

Common Stock, par value $0.001 par value

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 10- 12(b) and we hereby join in such request.

Sincerely,

William Slattery